ACQUISITIONS - Provisional Purchase Price Allocations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 2
Restricted cash			54
Trade receivables and other current assets			51
Property, plant and equipment			2,366
Accounts payable and accrued liabilities			(16)
Current portion of non-recourse borrowings	$ (2,027)	$ (4,752)
Financial instruments liabilities			(16)
Non-recourse borrowings			894
Deferred income tax liabilities			99
Other long-term liabilities			(56)
Fair value of net assets acquired			1,311
Goodwill			(117)
Total fair value of net assets acquired including goodwill, net of non-controlling interests			1,428
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	86	186
Restricted cash	17	144
Trade receivables and other current assets	106	235
Property, plant and equipment	3,087	5,953
Deferred tax assets	10	22
Financial instruments assets	12	46
Equity accounted investments		44
Other non-current assets	48	117
Accounts payable and accrued liabilities	(142)	(187)
Current portion of non-recourse borrowings	(9)	(289)
Financial instruments liabilities	(755)	(1,102)
Non-recourse borrowings	400	1,784
Deferred income tax liabilities	(50)	(228)
Provisions	(54)	(227)
Other long-term liabilities	(133)	(213)
Fair value of net assets acquired	1,928	2,717
Non-controlling interests	(26)	(414)
Goodwill	(691)	(340)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	2,593	2,643
Assets classified as held for sale	240
Liabilities classified as held for sale	(135)
136 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		10
Restricted cash		0
Trade receivables and other current assets		9
Property, plant and equipment		130
Deferred tax assets		0
Financial instruments assets		0
Equity accounted investments		0
Other non-current assets		19
Accounts payable and accrued liabilities		(22)
Current portion of non-recourse borrowings		(4)
Financial instruments liabilities		0
Non-recourse borrowings		45
Deferred income tax liabilities		0
Provisions		(2)
Other long-term liabilities		0
Fair value of net assets acquired		95
Non-controlling interests		0
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		95
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		88
Restricted cash		111
Trade receivables and other current assets		127
Property, plant and equipment		3,937
Deferred tax assets		0
Financial instruments assets		38
Equity accounted investments		36
Other non-current assets		54
Accounts payable and accrued liabilities		(88)
Current portion of non-recourse borrowings		(187)
Financial instruments liabilities		(1,037)
Non-recourse borrowings		905
Deferred income tax liabilities		(29)
Provisions		(219)
Other long-term liabilities		(130)
Fair value of net assets acquired		1,796
Non-controlling interests		(343)
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		1,453
India Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		27
Restricted cash		32
Trade receivables and other current assets		69
Property, plant and equipment		851
Deferred tax assets		22
Financial instruments assets		0
Equity accounted investments		8
Other non-current assets		39
Accounts payable and accrued liabilities		(62)
Current portion of non-recourse borrowings		(35)
Financial instruments liabilities		0
Non-recourse borrowings		581
Deferred income tax liabilities		(48)
Provisions		0
Other long-term liabilities		(19)
Fair value of net assets acquired		303
Non-controlling interests		(37)
Goodwill		(181)
Total fair value of net assets acquired including goodwill, net of non-controlling interests		447
60 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		1
Restricted cash		0
Trade receivables and other current assets		4
Property, plant and equipment		40
Deferred tax assets		0
Financial instruments assets		0
Equity accounted investments		0
Other non-current assets		5
Accounts payable and accrued liabilities		(2)
Current portion of non-recourse borrowings		(2)
Financial instruments liabilities		0
Non-recourse borrowings		17
Deferred income tax liabilities		0
Provisions		0
Other long-term liabilities		(6)
Fair value of net assets acquired		23
Non-controlling interests		0
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		23
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		60
Restricted cash		1
Trade receivables and other current assets		26
Property, plant and equipment		995
Deferred tax assets		0
Financial instruments assets		8
Equity accounted investments		0
Other non-current assets		0
Accounts payable and accrued liabilities		(13)
Current portion of non-recourse borrowings		(61)
Financial instruments liabilities		(65)
Non-recourse borrowings		236
Deferred income tax liabilities		(151)
Provisions		(6)
Other long-term liabilities		(58)
Fair value of net assets acquired		500
Non-controlling interests		(34)
Goodwill		(159)
Total fair value of net assets acquired including goodwill, net of non-controlling interests		625
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Restricted cash	0
Trade receivables and other current assets	2
Property, plant and equipment	21
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	1
Accounts payable and accrued liabilities	(1)
Current portion of non-recourse borrowings	0
Financial instruments liabilities	0
Non-recourse borrowings	6
Deferred income tax liabilities	0
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	19
Non-controlling interests	0
Goodwill	(18)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	37
Assets classified as held for sale	0
Liabilities classified as held for sale	0
Europe Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	30
Property, plant and equipment	1
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	0
Accounts payable and accrued liabilities	(5)
Current portion of non-recourse borrowings	0
Financial instruments liabilities	0
Non-recourse borrowings	0
Deferred income tax liabilities	(7)
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	22
Non-controlling interests	0
Goodwill	(68)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	90
Assets classified as held for sale	0
Liabilities classified as held for sale	0
U.S. Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	22
Restricted cash	6
Trade receivables and other current assets	48
Property, plant and equipment	561
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	4
Accounts payable and accrued liabilities	(32)
Current portion of non-recourse borrowings	0
Financial instruments liabilities	(15)
Non-recourse borrowings	48
Deferred income tax liabilities	(43)
Provisions	0
Other long-term liabilities	(30)
Fair value of net assets acquired	473
Non-controlling interests	0
Goodwill	(287)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	760
Assets classified as held for sale	0
Liabilities classified as held for sale	0
Purchase accounting adjustments	176
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	33		1
Restricted cash	6		5
Trade receivables and other current assets	13		23
Property, plant and equipment	708		723
Deferred tax assets	10
Financial instruments assets	10
Other non-current assets	21
Accounts payable and accrued liabilities	(66)		(6)
Current portion of non-recourse borrowings	(9)
Financial instruments liabilities	(15)		0
Non-recourse borrowings	346		133
Deferred income tax liabilities	0		16
Provisions	(25)
Other long-term liabilities	(35)		(23)
Fair value of net assets acquired	305		(567)
Non-controlling interests	0
Goodwill	(309)		(117)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	614		$ 684
Assets classified as held for sale	0
Liabilities classified as held for sale	0
Purchase accounting adjustments	97
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	26	26
Restricted cash	5	5
Trade receivables and other current assets	13	13
Property, plant and equipment	1,796	1,700
Deferred tax assets	0
Financial instruments assets	2	2
Other non-current assets	22	10
Accounts payable and accrued liabilities	(38)	(38)
Current portion of non-recourse borrowings	0
Financial instruments liabilities	(725)	(628)
Non-recourse borrowings	0
Deferred income tax liabilities	0
Provisions	(29)	22
Other long-term liabilities	(68)	45
Fair value of net assets acquired	1,109	1,114
Non-controlling interests	(26)	(23)
Goodwill	(9)	(1)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	1,092	1,092
Assets classified as held for sale	240	234
Liabilities classified as held for sale	$ (135)	$ (143)